Capital Stock (Details) (Common Stock [Member], USD $)	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010
2009 Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Long-term dividend payout ratio target, lower range (in hundredths)	30.00%
Long-term dividend payout ratio target, upper range (in hundredths)	35.00%
Share repurchase program, authorized maximum amount	$ 2,000,000,000
Stock repurchased during current fiscal year, value	360,000,000	1,640,000,000
2011 Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized maximum amount	1,000,000,000
Stock repurchased during current fiscal year, value	1,000,000,000
2012 Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized maximum amount	2,000,000,000
Stock repurchased during current fiscal year, value	424,000,000
Employee Stock Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchased during current fiscal year, value	$ 244,000,000	$ 116,000,000
Shares of common stock reserved for future issuances (in shares)	65,846,553